Summary of Operating Results Reflected as Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale before income taxes	$ 466
Net income	551		$ 43
Vaccines Franchise
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	301	$ 292	254
Income from operations before income taxes, excluding gain on sale	150	3	51
Gain on sale before income taxes	466
Income tax expense	(65)	$ (3)	(8)
Net income	$ 551		$ 43